SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Revenue recognition - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue recognition
Net revenues	$ 7,613,626	$ 7,468,610	$ 5,277,169
Revenue generated	0	0	0
CSI Solar Segment | Recognized at a point in time
Revenue recognition
Net revenues	6,767,156	6,173,338	3,881,573
CSI Solar Segment | Recognized over time
Revenue recognition
Net revenues	348,817	473,747	271,513
Recurrent Energy Segment | Recognized at a point in time
Revenue recognition
Net revenues	399,826	763,698	1,068,179
Recurrent Energy Segment | Recognized over time
Revenue recognition
Net revenues	$ 97,827	$ 57,827	$ 55,904